Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Components of income tax expense
	Years Ended December 31,
(in thousands)	2022 (As Adjusted)	2021 (As Adjusted)
Current:
Federal	$-	$-
State and local	965	37
Total	965	37
Deferred:
Federal	(1,431)	(4,351)
State and local	(357)	60
Total	(1,788)	(4,291)
Total income tax expense (benefit)	$(823)	$(4,254)

Schedule of effective income tax reconciliation
	Years Ended December 31,
	2022 (As Adjusted)	2021 (As Adjusted)
U.S. statutory federal income tax rate	21.0%	21.0%
Accrual to return	1.6	1.6
Change in valuation allowance	(37.4)	(1.5)
Convertible Debt	(5.9)	(1.5)
Derivative Expense	33.7	-
Incentive Stock Options	(2.6)	(3.0)
Deferred Consideration	(2.7)	-
Goodwill impairment	-	(7.3)
Vesting & Exercises	1.0	-
162m limitation	(3.1)	-
State income taxes	(1.3)	-
Other	(0.4)	(0.3)
Income tax expense (benefit)	3.9%	9.0%

Deferred tax assets (liabilities)
(in thousands)	December 31, 2022 (As Adjusted)	December 31, 2021 (As Adjusted)
Deferred tax assets:
Net operating loss carryforwards	$3,990	$4,916
Capital Loss Carryforward	64	-
Stock-based compensation expense	8,111	3,581
Allowance for bad debts	81	62
163(j)Limitation	1,567	255
Fixed assets	618	406
Unrealized Gains/(loss)	441	197
Foreign exchange gains (losses)	12	-
Other	112	6
Total gross deferred tax assets	14,996	9,423
Less: valuation allowance	(10,108)	(4,920)
Net deferred tax assets	4,888	4,503
Deferred tax liabilities:
Goodwill	(3)	-
Intangible Asset	(6,295)	-
Foreign exchange gains (losses)	-	(42)
Total gross deferred tax liabilities	(6,298)	(42)
Net deferred tax assets (liabilities)	$(1,410)	$4,461

Changes in the deferred tax asset valuation allowance
(in thousands)	Balance at Beginning of Year	Increase (Decrease) Charged (Credited) to Income Taxes (Benefit)	Balance at End of Year (As Adjusted)
Year ended
December 31, 2022	$4,920	$5,188	$10,108
December 31, 2021	3,769	1,151	4,920